DERIVATIVE FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2014 Derivative contracts not designated as hedging instruments USD ($)	Dec. 31, 2014 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2013 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2012 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2014 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities USD ($)	Dec. 31, 2014 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities RUB	Dec. 31, 2013 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities RUB	Dec. 31, 2014 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities USD ($)	Dec. 31, 2014 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities RUB	Dec. 31, 2013 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities RUB
Derivative assets:
Total derivative assets	$ 0.1	8.0	22.0								$ 0.1	8.0	22.0
Derivative liabilities:
Total derivative liabilities	0.7	37.0	9.0					0.7	37.0	9.0
Derivative instruments not designated as hedging instruments
Effect of derivative instruments not designated as hedging instruments on income				$ (0.1)	(7.0)	27.0	(18.0)